Note 13. Revenue and Profit Deferrals Narrative (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 25, 2012	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred Revenue		$ 296.4	$ 296.4		$ 244.7
Deferred revenue		32.3	59.3
Gintech deposit retained, without recourse					21.9
Gain (Loss) on Contract Termination			22.9
Gintech refundable deposit to be repaid					35.1
Congery deposit refunded	$ 21.3
Conergy deposit collected	26.7
Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue		$ 294.0	$ 294.0		$ 242.1
Solar Wafer Supply Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Recognition of Deferred Revenue	$ 37.1			$ 37.1